Assets Held for Sale and Assets of a Disposal Group Held for Sale - Assets Held for Sale (Details) $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2021 USD ($)
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		₩ 237,318	₩ 197,727	$ 200,184
Fair value less costs to sell		₩ 289,539	208,369
Changes In Accumulated Impairment Of Assets Held For Sale [Abstract]
Description of non-current asset or disposal group held for sale which were sold or reclassified		As of December 31, 2021, assets held for sale consist of 16 real estates of closed offices and 861 foreclosure assets on loans of PT Bank KB Bukopin Tbk, which were determined to sell by management, but not yet sold as of December 31, 2021. Negotiation with buyers is in process for the one closed office and the remaining 876 assets are also being actively marketed.
Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[1]	₩ 296,133	243,842
Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		(58,815)	(46,115)
Changes In Accumulated Impairment Of Assets Held For Sale [Abstract]
Provision		(15,490)	(11,593)
Beginning		(46,115)	(2,782)
Reversal		0	0
Business combination			(45,433)
Disposal and others		2,790	13,693
Ending		(58,815)	(46,115)
Land held for sale
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		98,571	64,571
Fair value less costs to sell		135,192	68,321
Land held for sale | Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[1]	115,099	80,740
Land held for sale | Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		(16,528)	(16,169)
Buildings held for sale
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		133,969	127,539
Fair value less costs to sell		149,569	134,247
Buildings held for sale | Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[1]	170,892	152,426
Buildings held for sale | Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		(36,923)	(24,887)
Other assets held for sale
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		4,778	5,617
Fair value less costs to sell		4,778	5,801
Other assets held for sale | Acquisition cost
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount	[1]	10,142	10,676
Other assets held for sale | Accumulated impairment losses
Disclosure Of Assets Held For Sale [Line Items]
Carrying amount		₩ (5,364)	₩ (5,059)

[1]	Acquisition cost of buildings held for sale is net of accumulated depreciation amount immediately before the initial classification of the assets as held for sale.